CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities:
Net loss	$ (614,871)	$ (351,390)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities -
Depreciation and amortization	38,554	27,216
Provision for doubtful accounts receivable	8,083	227,500
Stock-based compensation expense	473,326	52,341
Non-cash consulting expense	0	2,400
Changes in operating assets and liabilities, net of effects of business acquisition
Accounts receivable	(723,369)	(555,875)
Inventories	137,510	(88,621)
Prepaid expenses	(106,456)	(15,006)
Accounts payable	69,365	48,580
Customer advances	(432,000)	677,705
Accrued compensation and other	118,165	75,807
Net cash provided by (used in) operating activities	(1,031,693)	100,657
Cash Flows from Investing Activities:
Cash acquired in business acquisition, net of $56,659 paid at year end	106,545	0
Additional patent costs	(6,812)	(17,189)
Purchases of fixed assets	(140,038)	(4,448)
Net cash used in investing activities	(40,305)	(21,637)
Cash Flows from Financing Activities:
Payment of capital lease obligation	(8,964)	(8,392)
Gross proceeds from private placements of common stock	2,925,000	210,001
Gross proceeds from exercise of stock options and warrants	53,900	6,667
Private placement expenses paid	(12,250)	(2,963)
Net cash provided by financing activities	2,957,686	205,313
Net increase in cash and cash equivalents	1,885,688	284,333
Cash and cash equivalents, beginning of year	402,738	118,405
Cash and cash equivalents, end of year	2,288,426	402,738
Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for income taxes	912	912
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock for services	210,000	51,000
Private placement expenses incurred but not yet paid	12,250	0
Issuance of common stock in settlement of accounts payable	$ 0	$ 40,000